Dividends Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Dividends [Abstract]
Dividends [Table Text Block]

During the year ended December 31, 2018, the Company paid the following dividends on its common shares:

Ex-dividend date	Record date	Payment date	Per share amount
August 30, 2018	August 31, 2018	September 14, 2018	$0.035